CONVERTIBLE SENIOR NOTES, NET (Schedule of Net Carrying Amount of Convertible Notes) (Details) - Convertible Notes [Member] - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Oct. 31, 2020
Debt Instrument [Line Items]
Principal amount	$ 150,254	$ 181,495	$ 175,000
Unamortized issuance costs	(287)	(931)
Net carrying amount	$ 149,967	$ 180,564